CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Total Assets	$ 981,639,212	$ 983,479,723
Liabilities and Stockholders' Equity
Total Liabilities	902,591,951	908,025,625
Stockholders' Equity
Preferred Stock, value	20,000,000	20,000,000
Common stock	30,524	30,266
Additional paid in capital	17,873,560	17,367,403
Retained earnings	41,986,633	38,712,194
Accumulated other comprehensive income	139,184	289,599
Unearned ESOP shares	982,640	945,364
Total Stockholders' Equity	79,047,261	75,454,098	71,104,927
Total Liabilities and Stockholders' Equity	981,639,212	983,479,723
Parent Company [Member]
Assets
Cash - noninterest bearing	660,890	337,704
Investment in wholly owned subsidiaries	88,738,823	85,521,824
Other assets	2,864,629	2,755,040
Total Assets	92,264,342	88,614,568
Liabilities and Stockholders' Equity
Current liabilities	845,081	788,470
Guaranteed preferred beneficial interest in junior subordinated debentures	12,372,000	12,372,000
Total Liabilities	13,217,081	13,160,470
Stockholders' Equity
Common stock	30,524	30,266
Additional paid in capital	17,873,560	17,367,403
Retained earnings	41,986,633	38,712,194
Accumulated other comprehensive income	139,184	289,599
Unearned ESOP shares	(982,640)	(945,364)
Total Stockholders' Equity	79,047,261	75,454,098
Total Liabilities and Stockholders' Equity	92,264,342	88,614,568
Series C Preferred Stock [Member]
Stockholders' Equity
Preferred Stock, value	$ 20,000,000	$ 20,000,000